BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies, Accounting Estimates And Errors [Abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION
The interim condensed consolidated financial statements for the six and three-month periods ended June 30, 2025 have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board
("IASB").
The preparation of these interim condensed consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in the statement of financial position, income statement, statement of cash flows, statement of changes in equity, as well as the notes. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.
Going Concern
As of August 22, 2025, hostilities continue in Ukraine. Currently, we have 23 million subscribers in Ukraine, where they are supported by 4,200 employees. VEON’s priority is to protect the safety and well-being of our employees and their families. We have developed and, in some cases, implemented additional contingency plans to relocate work and/or personnel who are integral to the provision of essential communication services to other geographies and add new locations, as appropriate. As of
June 18, 2025, most of our Ukraine subsidiary’s employees remain in the country. As of August 22, 2025, millions of people have fled Ukraine and the country has sustained significant damage to infrastructure and assets.
The war has resulted in events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:
•We may need to record future impairment charges in Ukraine or CGUs, which could be material, if the war continues or escalates and/or due to macroeconomic conditions.
•Based on the current state of affairs, the Company currently has sufficient liquidity to satisfy its current obligations at least over the next twelve months from the issuance of these interim condensed consolidated financial statements without the need of additional financing. Cash on hand was US$376 as of July 31, 2025. However, these continue to be uncertain times and it is not possible to predict with certainty how certain developments will impact our liquidity position, non-financial provisions in our debt agreements, and our equity levels on a regular and continuous basis both at the group and operating company levels.
~~•~~As of August 22, 2025, the Company continues to conclude that neither VEON Ltd. nor any of its subsidiaries is targeted by sanctions imposed by any of the United States, European Union (and individual EU member states) and the
United Kingdom. However, the interpretation and enforcement of these new sanctions and counter-sanctions may result in unanticipated outcomes and could give rise to material uncertainties, which could complicate our business decisions.
For example, to protect U.S. foreign policy and national security interests, the U.S. government has broad discretion to at times impose a broad range of extraterritorial “secondary” sanctions under which non-U.S. persons carrying out certain activities may be penalized or designated as sanctioned parties, even if the activities have no ties, contact with, or nexus to the United States or the U.S. financial system at all. These secondary sanctions could be imposed on the
Company or any of the Company’s subsidiaries if they were to engage in activity that the U.S. government determined was undertaken knowingly and rose to the level of material or significant support to, for, or on behalf of certain sanctioned parties.
•Ukraine has also implemented and may implement further sanctions or measures on individuals or entities with close ties to Russia, which may negatively impact Kyivstar if VEON is considered by local Ukrainian authorities as being a company controlled by sanctioned persons. In October 2023, VEON received notification from its local custodian that the following percentages of the corporate rights in our Ukrainian subsidiaries have been frozen: (i) 47.85% of Kyivstar,
(ii) 100% of Ukraine Tower Company, (iii) 100% of Kyivstar.Tech, and (iv) 69.99% of Helsi Ukraine. On November 29,
2024, the Shevchenkivskyi District Court of Kyiv ruled in favor of a request to unfreeze 47.85% of VEON’s corporate rights in Kyivstar and 100% of VEON’s corporate rights in its other Ukrainian subsidiaries (Ukraine Tower Company,
Kyivstar.Tech and Helsi). The decision fully removes the restrictions on VEON’s corporate rights imposed by Ukrainian courts on its wholly owned Kyivstar and the other Ukrainian subsidiaries noted above.
•If further measures are adopted and applied in relation to our Ukrainian subsidiary, this could lead to the involuntary deconsolidation of our Ukrainian operations, and could trigger certain financial covenants or non-financial provisions in our debt agreements, requiring accelerated repayment, potentially triggering a cross-default across other debt agreements and negatively impact our liquidity.
Management has taken actions to address the events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:
•We have implemented business continuity plans to address known contingency scenarios to ensure that we have adequate processes and practices in place to protect the safety of our people and to handle potential impacts to our operations in Ukraine.
•In the period from January to July 2025, the Company successfully re-entered the capital markets with raising two funding rounds of US$210 (senior unsecured term loan) and US$200 through private placements and repaid the 2025 maturing bonds in amount of US$585. This has improved the liquidity position of the Company and confirmed investors credit appetite while demonstrating VEON’s ability to access the capital markets.
•Management actively monitors the Company’s liquidity position, our non-financial provisions in our debt agreements, and our equity levels on a regular and continuous basis both at the group and operating company levels and should they reach a level considered at-risk, management will take actions to ensure our liquidity position is sufficient and our non-financial provisions in our debt agreements are met.
•On October 30, 2023, VEON announced that two appeals were filed with the relevant Kyiv courts, challenging the freezing of the corporate rights in Kyivstar and Ukraine Tower Company, noting that corporate rights in Kyivstar and
Ukraine Tower Company belong exclusively to VEON, and that their full or partial freezing or seizure directly violates the rights of VEON and its international debt and equity investors, and requesting the lifting of the freezing of its corporate rights in Kyivstar and Ukraine Tower Company.  In December 2023, the court rejected the Company’s appeals. On June
4, 2024, the CEO of VEON, in his capacity as a shareholder of VEON, filed a motion with Shevchenkivskiy District Court of Kyiv requesting cancellation of the freeze of corporate rights in the VEON group's subsidiary Ukraine Tower
Company. On June 26, 2024, the motion was supplemented to request cancellation of the freezing of corporate rights in the VEON group's other Ukrainian subsidiaries: Kyivstar, Kyivstar.Tech and Helsi Ukraine. VEON continued its significant government affairs efforts to protect our assets in Ukraine. On November 29, 2024, the Shevchenkivskyi
District Court of Kyiv ruled in favor of the request to unfreeze 47.85% of VEON’s corporate rights in Kyivstar and 100%
of VEON’s corporate rights in its other Ukrainian subsidiaries. After the successful lifting of the court freeze of Kyivstar's shares, VEON is working with its local custodian to remove all remaining restrictions on Kyivstar and its Ukrainian subsidiaries corporate rights. VEON is pursing steps to meet the conditions required by the local custodian to lift the stipulated freeze.
•On January 13, 2025, VEON announced the signing of a letter of intent to indirectly list Kyivstar operations on Nasdaq in the United States extending the efforts to strengthen the Ukraine investment. On March 18, 2025, it was further announced that VEON Ltd. and Cohen Circle announced the signing of the BCA that will result in the listing of Kyivstar, the leading digital operator in Ukraine, on Nasdaq in the United States. On April 8, 2025, VEON further announced it had successfully completed the reorganization of VEON Holdings B.V. and finalized its consent solicitation process.
These steps pave the way for the proposed business combination with Cohen Circle, which is expected to lead to the common shares and warrants of Kyivstar Group, being listing on Nasdaq. As disclosed in Note 15 - Events after the reporting period, as a result of successful completion of the Business Combination with Cohen Circle as announced on
August 15, 2025, and resultant listing of the Kyivstar, the Company raised US$178, further strengthening its liquidity position.
•Management is actively monitoring any new developments in applicable sanctions to ensure that we continue to be in compliance and to evaluate any potential impact on the Company’s financial performance, operations, and governance.
Management has actively engaged with sanctions authorities where appropriate. Management is engaging with authorities in Ukraine to address any concerns they have about the ownership and management of Kyivstar and to provide all necessary assurances to confirm that Russian nationals, including any beneficial owners of LetterOne, do not participate in the management of Kyivstar nor are they able to derive any benefits from VEON’s assets in Ukraine.
The accompanying interim condensed consolidated financial statements have been prepared on a going concern basis. In accordance with IAS 1, Presentation of Financial Statements, the Company has determined that the aforementioned conditions and events, considered in the aggregate, may cast significant doubt about the Company’s ability to continue as a going concern for at least 12 months after the date these interim condensed consolidated financial statements were authorized for issuance.
Management expects the actions it has taken or will take will mitigate the risk associated with the identified events and conditions. However, given the uncertainty and exogenous nature of the ongoing war and potential future imposed sanctions as well as potential new counter-sanctions, and given the possible future imposition of external administration over our Ukrainian operations in particular, management concluded that a material uncertainty remains related to events or conditions that may cast significant doubt on the Company’s ability to continue as a going concern, such that it may be unable to realize its assets and discharge its liabilities in the normal course of business.
The listing of Kyivstar on Nasdaq and heightened investor interest, potential peace negotiations, the Company's successful debt servicing and access to financial markets all positively contribute to the going concern assessment. Management will continue to closely monitor developments in these areas.
As a U.S. SEC registrant, the Company is required to have its financial statements audited in accordance with Public Company
Accounting Oversight Board (“PCAOB”) standards. References in these IFRS financial statements to matters that may cast significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the
PCAOB standards.

NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP	NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP
The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2024.
A number of new and amended standards became effective as of January 1, 2025, which did not have a material impact on
VEON financial statements. The Group has not early adopted any other standards, interpretations or amendments that have been issued but have not yet become effective.